CONVERTIBLE DEBENTURES PAYABLE (Details 3) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Debt Disclosure [Abstract]
For the six months remaining 2022	$ 579,373
2023	4,200,761	$ 1,132,205
2024	332,617	4,200,761
2026		332,619
Convertible debentures payable, related and non related party	5,112,751	5,665,585
Less: Debt discount on convertible debentures payable	(1,559,645)	(2,272,847)
Total convertible debentures payable, related and non related party, net	$ 3,553,106	$ 3,392,738